Income Tax (Summary of Income Tax Contigencies) (detail) (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Income Tax Uncertainties [Abstract]
Beginning Balance	$ 2,273,000	$ 2,470,000
Additions	13,000	46,000
Reductions	(1,822,000)	(181,000)
Lapses in statues of limitaions		(62,000)
Ending Balance	$ 464,000	$ 2,273,000